Convertible redeemable preferred shares - Issuances (Details)	1 Months Ended
	Oct. 31, 2022 $ / shares shares	Oct. 31, 2020 ¥ / shares shares	Oct. 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Aug. 31, 2018 ¥ / shares shares	Jul. 31, 2018 ¥ / shares shares	Jul. 31, 2018 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Aug. 31, 2017 ¥ / shares shares	May 31, 2017 ¥ / shares shares	Apr. 30, 2016 ¥ / shares shares
Series A Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares												¥ 0.3078
Number of shares issued												58,480,000
Series A+ Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares											¥ 0.342
Number of shares issued											84,480,000
Series B Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares										¥ 0.3848
Number of shares issued										649,760,000
Series B+ Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares									¥ 0.6733
Number of shares issued									277,730,000
Series C1 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | (per share)							¥ 0.9334	$ 0.1404
Number of shares issued							604,820,600	604,820,600
Series C2 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares						¥ 0.9334
Number of shares issued						289,379,800
Series D1 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | $ / shares					$ 0.1899
Number of shares issued					705,523,600
Series D2 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | $ / shares				$ 0.1899
Number of shares issued				105,302,000
Series E Preferred Shares
Convertible redeemable preferred shares
Issue price per share | (per share)		¥ 2.3119	$ 0.3425
Number of shares issued		803,222,500	803,222,500
Series F Preferred Shares
Convertible redeemable preferred shares
Issue price per share | $ / shares	$ 0.5659
Number of shares issued	392,013,413